SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2019
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
13. SHAREHOLDERS’ EQUITY

In November 2018, the Company’s board of directors approved a $50.0 million share repurchase program expiring in December 2019. In August 2019, the Company’s board of directors approved a new $50.0 million share repurchase program to replace its then existing program, expiring in September 2020. Under this program, the Company may make share repurchases from time to time in the open market or in privately negotiated transactions. As of September 30, 2019, there was $50.0 million remaining under the new authorization.

During the three months ended September 30, 2019, Fly repurchased 342,492 shares at an average price of $16.83 per share, or $5.8 million, before commissions and fees. During the nine months ended September 30, 2019, Fly repurchased 2,010,437 shares at an average price of $16.29 per share, or $32.8 million, before commissions and fees. During the three and nine months ended September 30, 2018, Fly did not repurchase any shares.

No dividends were declared or paid during the three and nine months ended September 30, 2019 or 2018.

During the three and nine months ended September 30, 2019, the Company issued 202,610 and 258,828 shares, respectively, in connection with SARs that were exercised.